Goodwill and Intangible Assets - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite lives	$ 168,000,000	$ 165,000,000
Software [member]
Disclosure of detailed information about intangible assets [line items]
Write-downs of intangible assets	$ 10,000,000	$ 13,000,000	$ 5,000,000
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Terminal growth rate	2.50%	3.00%
Write-downs of goodwill due to impairment	$ 0	$ 0	$ 0
Bottom of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	8.00%	8.60%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Top of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	11.00%	11.40%